Basis of Presentation - Schedule of Principal Annual Rates of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
property, plant and equipment	The shorter of remaining lease terms or estimated useful lives
Plant and machinery [member] | Top of range [member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Plant and machinery [member] | Bottom of range [member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	19.00%
Office equipment [Member] | Top of range [member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	19.00%
Office equipment [Member] | Bottom of range [member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Motor vehicles [Member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	19.00%
Electronic Equipment [Member] | Top of range [member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	19.00%
Electronic Equipment [Member] | Bottom of range [member]
Schedule of Principal Annual Rates of Property Plant and Equipment [Line Items]
Depreciation rate, property, plant and equipment	20.00%